Material accounting policies - Derivative financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 93,607	$ 536,532
$150 million facility
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 150,000